SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Share-Based Compensation Expense
The expenses of the share-based compensation are recognized on the financial statements of the Manager and are summarized in the following table:

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	2023	2022
Expense arising from equity classified share-based payment transactions	$37	$5
Expense (recovery) arising from liability classified share-based payment transactions	156	(45)
	$193	$(40)

Summary of Change in Options
The change in the number of options during the year ended December 31, 2023 was as follows:

	Brookfield Asset Management Ltd.[1]		Brookfield Corporation[2]
	Number of Options (000's)	Weighted-Average Exercise Price	Number of Options (000's)	Weighted-Average Exercise Price
Outstanding as at January 1, 2023	3,639	$22.45	14,553	$25.38
Transferred	778	18.54	3,111	20.95
Granted	2,104	35.13	—	—
Exercised	(710)	14.31	(2,535)	16.12
Cancelled	(53)	35.02	(41)	38.89
Outstanding as at December 31, 2023	5,758	$26.57	15,088	$24.48
1 - Represents the continuity of the Manager options relating to only those employees of the Manager based on the Manager's weighted average exercise price which differs from that of the Corporation. The 5.8 million remaining shares, not included in the table above, are Manager options related to employees of the Asset Management Company.
2 - Represents the continuity of the Corporation's options relating to only those employees of the Manager based on the Corporation's weighted average exercise price which differs from that of the Manager.

	Brookfield Asset Management Ltd.[1]		Brookfield Corporation[2]
	Number of Options (000's)	Weighted-Average Exercise Price	Number of Options (000's)	Weighted-Average Exercise Price
Outstanding as at January 1, 2023	5,452	$29.64	16,324	$34.84
Transferred	335	29.64	1,334	34.85
Granted	3,251	35.13	—	—
Outstanding as at December 31, 2023	9,038	$31.62	17,658	$34.84
1 - Represents the continuity of the Manager ES relating to only those employees of the Manager based on the Manager's weighted average exercise price which differs from that of the Corporation.
2 - Represents the continuity of the Corporation ES relating to only those employees of the Manager. Based on the Corporation's weighted average exercise price which differs from that of the Manager.

Summary of Option Valuation Assumptions
The weighted-average grant date fair value of the Manager MSOP granted for the year ended December 31, 2023 and the period ended December 31, 2022 was $5.26 and $3.50, respectively, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit	2023	2022
Weighted-average share price	US$	$35.13	$22.39
Average term to exercise	Years	7.5	7.4
Share price volatility[1]	%	28.5	22.2
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	4.6	1.8
Risk-free rate	%	3.9	2.1
1 - Share price volatility was determined based on historical share prices of a similar or comparable entity for the prior period to the average term to exercise.
The weighted-average grant date fair value of the Corporation MSOP granted for the year ended December 31, 2022 was $8.82, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit	2022
Weighted-average share price	US$	$46.62
Average term to exercise	Years	7.5
Share price volatility[1]	%	24.8
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	1.4
Risk-free rate	%	1.9
1 - Share price volatility was determined based on implied volatilities consistent with Brookfield Corporation's historical share price of a similar or comparable entity for the prior period to the average term to exercise.

The weighted-average grant date fair value of the Manager escrowed shares granted for the year ended December 31, 2023 and the period ended December 31, 2022 was $5.26 and $3.83, respectively, and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit	2023	2022
Weighted-average share price	US$	$35.13	$29.64
Average term to exercise	Years	7.5	6.9
Share price volatility[1]	%	28.5	28.9
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	4.6	5.3
Risk-free rate	%	3.9	3.7
1 - Share price volatility was determined based on implied volatilities consistent with Brookfield Corporation's historical share price of a similar or comparable entity for the prior period to the average term to exercise.

The weighted-average grant date fair value of the Corporation escrowed shares granted for the period ended December 31, 2022 was $7.50, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit	2022
Weighted-average share price	US$	$34.84
Average term to exercise	Years	7.10
Share price volatility[1]	%	27.00
Liquidity discount	%	25.00
Weighted-average annual dividend yield	%	1.00
Risk-free rate	%	4.00
1 - Share price volatility was determined based on historical share prices of a similar or comparable entity for the prior period to the average term to exercise.

Summary of Change in Deferred Share Units and Restricted Share Units
The change in the number of the Corporation DSUs and RSUs outstanding to employees of the Manager for the year ended December 31, 2023 was as follows:

	DSUs		RSUs
	Number of Units Tracking to BAM Ltd. share price (000's)	Number of Units Tracking to BN share price (000's)	Number of Units Tracking to BN share price (000's)	Weighted-Average Exercise Price (CAD)
Outstanding as at January 1, 2023	1,207	6,067	5,488	$6.11
Transferred	190	747	—	—
Granted and reinvested	115	56	—	—
Exercised and cancelled	(9)	(36)	—	—
Outstanding as at December 31, 2023	1,503	6,834	5,488	$6.11